Accounts Receivables (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivables and Allowance Balances

The receivables and allowance balances at September 30, 2020 and March 31, 2020 are as follows:

	September 30, 2020	March 31, 2020
Accounts receivable	$1,338,787	$4,500,116
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$1,338,787	$4,500,116

The receivables and allowance balances at March 31, 2020 and 2019 are as follows:

	2020	2019
Accounts receivable	$4,500,116	$1,798,489
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$4,500,116	$1,798,489